Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Less: accumulated depreciation and amortization	$ (61,119)	$ (2,299)
Total	918,787	10,241
Software [Member]
Intangible assets, net gross	12,177	12,540
Securities license [Member]
Intangible assets, net gross	$ 967,729